SHORT TERM LOANS-UNRELATED PARTIES (Details Narrative)								1 Months Ended		12 Months Ended
	Nov. 05, 2025 USD ($)	Nov. 05, 2025 CNY (¥)	Oct. 21, 2025 USD ($)	Oct. 21, 2025 CNY (¥)	Sep. 19, 2025 USD ($)	Sep. 19, 2025 CNY (¥)	Nov. 21, 2024 USD ($)	Dec. 30, 2024 USD ($)	Dec. 30, 2024 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 CNY (¥)
Defined Benefit Plan Disclosure [Line Items]
[custom:InterestfreeLoan]							$ 1,405,000
Notes Payable										$ 1,405,000
Interest expense										398,920
Ms. Xiuxia Wang [Member]
Defined Benefit Plan Disclosure [Line Items]
Borrowed revolving credit loan										$ 471,895	¥ 3,300,000	$ 568,548	¥ 4,150,000
Bearing interest rate										8.00%		8.00%			8.00%
Repaid debt										$ 813,552	5,600,000
Short term borrowings										2,827,395		$ 568,548
Interest payable										335,232
Mr. Hongshan Liu [Member]
Defined Benefit Plan Disclosure [Line Items]
Borrowed revolving credit loan												$ 68,500	500,000
Bearing interest rate												8.00%
Repaid debt										7,150			¥ 50,000
Interest payable										$ 42,886
Fujian Chuanzhiyuan Industrial Investment Co Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Borrowed revolving credit loan								$ 136,999	¥ 1,000,000
Bearing interest rate										8.00%		8.00%			8.00%
Short term borrowings										$ 142,998		$ 136,999
Interest payable										11,440
Mr Jingdong Qu [Member]
Defined Benefit Plan Disclosure [Line Items]
Borrowed revolving credit loan	$ 1,429,981	¥ 10,000,000
Bearing interest rate	8.00%	8.00%
Chris Young [Member]
Defined Benefit Plan Disclosure [Line Items]
Borrowed revolving credit loan			$ 207,294	¥ 1,500,000
Bearing interest rate			8.00%	8.00%
Short term borrowings										207,294
Interest payable										3,087
Ma Xin [Member]
Defined Benefit Plan Disclosure [Line Items]
Borrowed revolving credit loan					$ 268,315	¥ 1,800,000
Bearing interest rate					8.00%	8.00%
Short term borrowings										268,315
Interest payable										6,057
Flying Height Trading Co Limited [Member]
Defined Benefit Plan Disclosure [Line Items]
Borrowed revolving credit loan										$ 512,562	3,580,000
Bearing interest rate										8.00%					8.00%
Interest payable										$ 11,342
CISI Investment Limited [Member]
Defined Benefit Plan Disclosure [Line Items]
Bearing interest rate										10.00%					10.00%
Short term borrowings										$ 2,583,118
Interest payable										447,875
Notes Payable										2,583,118					¥ 18,064,000
Zibo Jingyang New Energy Technology Co Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Related party amount transaction										$ 230,571	1,612,408
Jingyang Power Ganzhou Co Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Bearing interest rate										8.00%					8.00%
Related party amount transaction										$ 92,712	648,341
Related party debt										$ 1,468,913	¥ 10,000,000